Debt (Details)				6 Months Ended
	Jun. 25, 2024 SGD ($)	Jun. 14, 2024 SGD ($)	Jun. 10, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Sep. 12, 2025 USD ($)	Jun. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 01, 2024	Jul. 01, 2024	Jun. 25, 2024 USD ($)	May 01, 2023	Dec. 01, 2021	Sep. 01, 2021	Feb. 01, 2020
Debt [Line Items]
Loans				$ 5,995,047			$ 6,028,791
Principal convertible note				1,000,000
Convertible note					$ 259,082	$ 259,082
Consecutively days			10 days
Conversion price (in Dollars per share) | $ / shares			$ 0.00001
Percentage of volume weighted average price			85.00%
Loan term		5
Secured loan (in Dollars)		$ 500,000
Percentage of grantor discount rate	20.00%
Percentage of enlarged ordinary share capital	20.00%
Call option value (in Dollars)	$ 500,000
Issued share capital of divided (in Dollars)	$ 4,070,000
Ordinary shares issued										$ 1,542,748
Percentage of total number of issued ordinary shares or total assets	50.00%
Softbank Robotics Singapore Pte Ltd [Member]
Debt [Line Items]
Convertible note			$ 1,000,000
International Group Pte Ltd. [Member]
Debt [Line Items]
Bears interest rate										3.50%
Loan 1 [Member]
Debt [Line Items]
Loans				2,650,886			$ 2,514,152
Bears interest rate							3.40%							3.40%
Loan 1 [Member] | Bank Borrowings [Member]
Debt [Line Items]
Loans				1,754,080			$ 1,689,025
Loan 2 [Member]
Debt [Line Items]
Loans							192,686
Bears interest rate													2.50%
Loan 2 [Member] | Bank Borrowings [Member]
Debt [Line Items]
Loans				52,667
Loan 3 [Member]
Debt [Line Items]
Loans				104,468			$ 177,969
Bears interest rate							8.20%				8.20%	2.50%
Loan 3 [Member] | Director [Member]
Debt [Line Items]
Bears interest rate							2.50%
Loan 4 [Member]
Debt [Line Items]
Loans							$ 1,617,290
Legal mortgage				3,900,000
Loan 4 [Member] | Top of range [Member]
Debt [Line Items]
Loans				$ 1,724,408
Bears interest rate				4.70%
Money market loan							6.2
Loan 4 [Member] | Bottom of range [Member]
Debt [Line Items]
Bears interest rate				5.60%
Money market loan							5.3
Loan 5 [Member]
Debt [Line Items]
Loans				$ 1,085,902			1,064,773
Bears interest rate									3.90%
Loan 5 [Member] | Director [Member]
Debt [Line Items]
Loans				2,650,886
Loan 6 [Member]
Debt [Line Items]
Loans				$ 936,753			940,077
Bears interest rate				3.00%
Loan 7 [Member]
Debt [Line Items]
Loans				$ 336,770			$ 346,971
Bears interest rate								7.20%